Investment Securities, Realized Gains and Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Marketable Securities, Realized Gain (Loss) [Abstract]
Gross realized gains	$ 1,409	$ 1,542	$ 1,775
Gross realized losses	(207)	(106)	(67)
OTTI write-downs	(267)	(194)	(185)
Net realized gains from available-for-sale securities	935	1,242	1,523
Net realized gains from nonmarketable equity investments	812	579	1,659
Net realized gains from debt securities and equity investments	$ 1,747	$ 1,821	$ 3,182